Investment in Operating Leases (Depreciation and Various Expenses Included in Costs of Operating Leases) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Leases [Abstract]
Depreciation expenses	¥ 195,047	¥ 185,277	¥ 184,768
Various expenses	57,280	58,260	60,301
Costs of operating leases	¥ 252,327	¥ 243,537	¥ 245,069